Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2021	2022
	RMB	RMB
Accounts receivable	206,771	222,531
Less: allowance for credit losses	(31,606)	(32,866)
Accounts receivable, net	175,165	189,665

Schedule of movements in the allowance for credit losses

	For the Year
	Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	(23,785)	(33,465)	(31,606)
Impact of adoption of ASC 326	(1,095)	—	—
Additions	(14,235)	(5,741)	(4,019)
Reversals	—	6,779	1,776
Write offs	5,650	821	983
Balance at end of the year	(33,465)	(31,606)	(32,866)